Summary of Significant Accounting Policies - Schedule of Other Receivables in Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Receivables in Prepaid Expenses and Other Current Assets [Abstract]
Balance beginning	$ 392	$ 405
Provisions for doubtful accounts	1,048	4
Write offs	(230)	(28)
Changes due to foreign exchange	4	11
Balance ending	$ 1,214	$ 392